INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

As of December 31, 2024, and 2023, the Company has net operating loss carry forwards of $2,240,166 and $921,993, respectively, which may be available to reduce future years’ taxable income through 2044. The Company’s net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% and state tax rate of 5% to loss before taxes for fiscal year 2024 and 2023), as follows:

	December 31, 2024		December 31, 2023
Tax benefit at the statutory rate	$(190,957)	21.0%	$(105,272)	21.0%
State income taxes, net of federal income tax benefit	(45,466)	5.0%	(25,065)	5.0%
Change in valuation allowance	236,423	26.0%	130,337	26.0%
Total	$-	0%	$-	0%

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities.

The tax effect of significant components of the Company’s deferred tax assets and liabilities at December 31, 2024 and 2023, are as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carryforward	$2,240,166	$921,993
Timing differences	-	-
Total gross deferred tax assets	2,240,166	921,993
Less: Deferred tax asset valuation allowance	(2,240,166)	(921,993)
Total net deferred taxes	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets for 2024 and 2023 were fully offset by a 100% valuation allowance. The valuation allowance for the remaining net deferred tax assets was $2,240,166 and $921,993 as of December 31, 2024 and 2023, respectively.

The tax years 2021 – 2024 remain open to examination by federal agencies and other jurisdictions in which it operates.